Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Common Stock [Abstract]
COMMON STOCK

NOTE 8 – COMMON STOCK

With respect to the issuances of the Common Shares listed below:

1.	see Note 11 under “Equity Finance Agreements” with respect to sales of Common Shares made to YA II PN, Ltd. (p/n/a YA Global Master SPV, Ltd.) (“YA”) pursuant to the Standby Equity Distribution Agreement (“2014 SEDA”).
2.	where issuances of restricted Common Shares occurred at non-discounted valuations, it is so noted and all such non-discounted valuations were based on the closing price of a Common Share on the relevant date.
3.	where issuances of restricted Common Shares occurred at discounted valuations, it is so noted and all such discounted valuations were calculated using the Finnerty Method based on the closing price of a Common Share on the relevant date less a restricted stock discount.
4.	where issuances of restricted Common Shares occurred at agreed upon negotiated prices, the sale proceeds or value of services rendered are so noted.

On January 4, 2017, OMAG contributed 123,782 restricted Common Shares at a non-discounted valuation of $76,250 to all eligible employees of Omagine Inc. 401(k) Plan.

On January 4, 2017, OMAG issued 81,169 restricted Common Shares at a non-discounted valuation of $50,000 to each of the Registrant’s three independent directors based on the $0.616 closing price of the Registrant’s Common Stock on December 30, 2016 for the 50% non-cash payment of the $100,000 annual retainer due them.

On January 13, 2017, OMAG sold 18,051 restricted Common Shares to an accredited investor for proceeds of $10,000.

On January 20, 2017, OMAG sold 25,000 restricted Common Shares to an accredited investor for proceeds of $12,500.

On January 25, 2017, OMAG sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000.

On February 1, 2017, the President of the Registrant purchased 100,000 restricted Common Shares based on the $0.62 closing price of OMAG’s Common Stock on January 31, 2017 minus the Finnerty discount of 18% for proceeds of $51,000.

On February 2, 2017, the three independent OMAG directors each purchased 94,340 restricted Common Shares and OMAG’s Vice President purchased 47,170 restricted Common Shares based on the $0.6414 closing price of OMAG’s Common Shares on February 1, 2017 minus the Finnerty discount of 18% for aggregate proceeds of $175,000.

On February 21, 2017, OMAG sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $100,000.

On March 31, 2017, OMAG issued 93,750 restricted shares of Common Stock to its investor relations vendor as payment in full for $37,500 of services rendered for the period January 1, 2016 through March 31, 2017, and issued an additional 56,250 restricted shares of Common Stock to the same vendor as payment in full for $22,500 of services to be rendered for the period April 1, 2017 through December 31, 2017.

On April 4, 2017, OMAG sold 266,667 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $80,000.

On April 17, 2017, pursuant to the SEDA, OMAG sold 132,275 Common Shares to YA for proceeds of $50,000.

On May 30, 2017, OMAG sold 25,253 restricted Common Shares to an accredited investor for proceeds of $7,500.

On June 6, 2017, OMAG sold 64,977 restricted Common Shares to an accredited investor for proceeds of $10,000.

On June 7, 2017, OMAG sold 20,000 restricted Common Shares to an accredited investor for proceeds of $3,078.

On January 16, 2016, OMAG contributed an aggregate of 61,001 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On January 16, 2016, OMAG issued 38,462 restricted Common Shares to each of three independent directors for services to be rendered from January 1, 2016 to December 31, 2016 for an aggregate value of $150,000.

On April 5, 2016, the president of the Registrant purchased 56,000 restricted Common Shares based on the $0.90 closing price of OMAG’s Common Stock on such date of purchase. The total purchase price of $50,400 was paid to the Registrant by the $50,400 reduction in the accrued salary and expenses owed by the Registrant to its president.

On April 6, 2016, the three independent directors of the Registrant each purchased 27,778 restricted Common Shares based on the $0.90 closing price of OMAG’s Common Stock on April 5, 2016 for an aggregate of 83,334 Common Shares purchased. The aggregate purchase price of $75,000 was paid to OMAG by the $25,000 reduction in accrued director’s fees owed by the Registrant to each of the independent directors.

On April 12, 2016, OMAG sold 700,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $504,000.

On April 22, 2016, the holders of a Convertible Note converted $30,984 of principal and accrued interest into 24,207 shares of Common Stock.

On May 17, 2016, an Independent Director exercised Stock Options at $0.85 to purchase 2,000 shares of Common Stock.

On June 15, 2016, pursuant to the SEDA, OMAG sold 31,289 Common Shares to YA for proceeds of $25,000.

On July 29, 2016, OMAG sold 10,684 restricted Common shares to an accredited investor for proceeds of $10,000.

On August 19, 2016, OMAG sold 13,245 restricted Common Shares to an accredited investor for proceeds of $10,000.

On August 30, 2016, OMAG sold 11,312 restricted Common Shares to an accredited investor for proceeds of $10,000.

On September 16, 2016, OMAG sold 34,247 restricted Common Shares to an accredited investor for proceeds of $25,000.

On September 19, 2016 OMAG paid a consultant 30,340 restricted Common Shares at a value of $25,000.

On September 21, 2016, OMAG issued 161,290 restricted Common Shares to YA in satisfaction of a $150,000 commitment fee due in connection with the extension of the 2014 SEDA to February 1, 2019.

On October 14, 2016, the Registrant entered into a Convertible Promissory Note with an accredited investor for the principal amount of $50,000 with interest at 5% per annum, due on April 14, 2017 and convertible into the Registrant’s Common Stock at a conversion price of $0.65 per Common Share.

On October 17, 2016, the Registrant entered into an Interest Free Promissory Note with an accredited investor for the principal amount of $75,000, due on December 13, 2016, and in lieu of any interest due and payable on the principal amount of the Note, the Registrant issued to the Note Holder 150,000 Common Stock Purchase Warrants exercisable at the greater of (a) $0.50, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date. On December 5, 2016, the $75,000 note was satisfied (see sixth succeeding paragraph below).

On November 1, 2016, OMAG sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000 and also sold 10,000 restricted Common Shares to an independent director who is also an accredited investor for proceeds of $5,000.

On November 4, 2016, OMAG sold 10,000 restricted Common Shares to an accredited investor for proceeds of $5,000.

On November 8, 2016, OMAG sold an aggregate of 20,000 restricted Common Shares to two accredited investors for aggregate proceeds of 10,000.

On November 14, 2016, OMAG sold 10,000 restricted Common Shares to an accredited investor for proceeds of $5,000.

On November 14, 2016, the Registrant entered into an interest free Convertible Promissory Note with St. George Investments LLC, an accredited investor, for the principal amount of $185,000 due on May 15, 2017, six months from the funding date of November 16, 2016, convertible into the Registrant’s Common Stock only in the case of non-payment or in the Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for the Registrant’s Common Stock during the twenty trading days immediately preceding the Conversion. OMAG may prepay the Note in whole or in part at any time without penalty. After deduction of a $30,000 original issue discount (OID) and legal fees of $5,000, OMAG received net proceeds of $150,000 on November 16, 2016.

On December 5, 2016, OMAG sold 300,000 restricted Common Shares to an accredited investor for proceeds of $150,000 which was paid to OMAG by the cancellation and payment in full of the Registrant’s $75,000 Promissory Note dated October 17, 2016 (see sixth preceding paragraph above) and the remaining $75,000 of the purchase price was paid to OMAG in cash.

On January 5, 2015, OMAG contributed an aggregate of 36,483 restricted Common Shares at the discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On February 23, 2015, OMAG paid a consultant 5,000 restricted Common Shares at the discounted valuation of $9,450.

On March 26, 2015, OMAG sold 6,281 restricted Common Shares to an accredited investor for proceeds of $10,000.

On March 26, 2015, OMAG sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $210,000.

On May 16, 2015, OMAG sold 100,000 restricted Common Shares to an officer and director for proceeds of $120,000.

On June 29, 2015, the Non-US investor (described below in connection with a June 24, 2014 transaction) exercised 158,228 Tempest Warrants at an exercise price of $1.58 for proceeds of $250,000.

On June 29, 2015, OMAG paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 158,228 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,911 restricted Common Shares valued at $12,500.

On June 30, 2015, a former director exercised 2,000 stock options for proceeds of $1,020.

On September 1, 2015, two new Directors were each issued 25,000 restricted Common Shares at a value of $50,000 each for services to be rendered from September 1, 2015 to December 31, 2015.

On September 3, 2015, pursuant to the SEDA, OMAG sold 17,696 Common Shares to YA for proceeds of $25,000.

On September 14, 2015, OMAG sold 10,000 restricted Common Shares to an accredited investor for proceeds of $14,700.

On October 8, 2015, 2,375 Tempest Warrants were transferred to an affiliate of the Non-U.S. Investor, a “Non-U.S. Affiliate”. On October 8, 2015, such Non-U.S. Affiliate exercised such 2,375 Tempest Warrants at an exercise price of $1.28 per Common Share for proceeds to OMAG of $3,040.

On October 26, 2015, OMAG sold an aggregate of 1,200,000 restricted Common Shares to three non-U.S. persons who are accredited investors (500,000 restricted Common Shares each to two investors and 200,000 restricted Common Shares to one investor) for aggregate proceeds to OMAG of $1,200,000.

On November 16, 2015, OMAG paid a finder’s fee to a non-U.S. Finder in connection with the October 26, 2015 aforementioned sale of 1,200,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 33,334 restricted Common Shares valued at the discounted valuation of $60,000.

On November 16, 2015, OMAG sold 20,886 restricted Common Shares to an accredited investor for proceeds to OMAG of $25,000.

NOTE 6 – COMMON STOCK

With respect to the issuances of the Common Shares listed below:

1.	see Note 9 under “Equity Finance Agreements” with respect to sales of Common Shares made to YA II PN, Ltd. (p/n/a YA Global Master SPV, Ltd.) (“YA”) pursuant to the Standby Equity Distribution Agreement (“2014 SEDA”).

2.	where issuances of restricted Common Shares occurred at non-discounted valuations, it is so noted and all such non-discounted valuations were based on the closing price of a Common Share on the relevant date.

3.	where issuances of restricted Common Shares occurred at discounted valuations, it is so noted and all such discounted valuations were calculated using the Finnerty Method based on the closing price of a Common Share on the relevant date less a restricted stock discount.

4.	where issuances of restricted Common Shares occurred at agreed upon negotiated prices, the sale proceeds or value of services rendered are so noted.

On January 16, 2016, Omagine contributed an aggregate of 61,001 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On January 16, 2016, Omagine issued 38,462 restricted Common Shares to each of three independent directors for services to be rendered from January 1, 2016 to December 31, 2016 for an aggregate value of $150,000.

On April 5, 2016, the president of the Company purchased 56,000 restricted Common Shares based on the $0.90 closing price of Omagine’s Common Stock on such date of purchase. The total purchase price of $50,400 was paid to the Company by the $50,400 reduction in the accrued salary and expenses owed by the Company to the president.

On April 6, 2016, the three independent directors of the Company each purchased 27,778 restricted Common Shares based on the $0.90 closing price of Omagine’s Common Stock on April 5, 2016 for an aggregate of 83,334 Common Shares purchased. The aggregate purchase price of $75,000 was paid to the Company by the $25,000 reduction in accrued director’s fees owed by the Company to each of the independent directors.

On April 12, 2016, the Company sold 700,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $504,000.

On April 22, 2016, the holders of a Convertible Note converted $30,984 of principal and accrued interest into 24,207 shares of Common Stock.

On May 17, 2016, an Independent Director exercised Stock Options at $0.85 to purchase 2,000 shares of Common Stock.

On June 15, 2016, pursuant to the SEDA, Omagine sold 31,289 Common Shares to YA for proceeds of $25,000.

On July 29, 2016, Omagine sold 10,684 restricted Common shares to an accredited investor for proceeds of $10,000.

On August 19, 2016, Omagine sold 13,245 restricted Common Shares to an accredited investor for proceeds of $10,000.

On August 30, 2016, Omagine sold 11,312 restricted Common Shares to an accredited investor for proceeds of $10,000.

On September 16, 2016, Omagine sold 34,247 restricted Common Shares to an accredited investor for proceeds of $25,000.

On September 19, 2016 Omagine paid a consultant 30,340 restricted Common Shares at a value of $25,000.

On September 21, 2016, Omagine issued 161,290 restricted Common Shares to YA in satisfaction of a $150,000 commitment fee due in connection with the extension of the 2014 SEDA to February 1, 2019.

On October 14, 2016, the Company entered into a Convertible Promissory Note with an accredited investor for the principal amount of $50,000 with interest at 5% per annum, due on April 14, 2017 and convertible into the Company’s Common Stock at a conversion price of $0.65 per Common Share.

On October 17, 2016, the Company entered into an Interest Free Promissory Note with an accredited investor for the principal amount of $75,000, due on December 13, 2016, and in lieu of any interest due and payable on the principal amount of the Note, the Company issued to the Note Holder 150,000 Common Stock Purchase Warrants exercisable at the greater of (a) $0.50, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date. On December 5, 2016, the $75,000 note was satisfied (see sixth succeeding paragraph below).

On November 1, 2016, Omagine sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000 and also sold 10,000 restricted Common Shares to an independent director who is also an accredited investor for proceeds of $5,000.

On November 4, 2016, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $5,000.

On November 8, 2016, Omagine sold an aggregate of 20,000 restricted Common Shares to two accredited investors for aggregate proceeds of 10,000.

On November 14, 2016, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $5,000.

On November 14, 2016, the Company entered into an interest free Convertible Promissory Note with St. George Investments LLC, an accredited investor, for the principal amount of $185,000 due on May 15, 2017, six months from the funding date of November 16, 2016, convertible into the Company’s Common Stock only in the case of non-payment or in the Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for the Company’s Common Stock during the twenty trading days immediately preceding the Conversion. The Company may prepay the Note in whole or in part at any time without penalty. After deduction of a $30,000 original issue discount (OID) and legal fees of $5,000, the Company received net proceeds of $150,000 on November 16, 2016.

On December 5, 2016, Omagine sold 300,000 restricted Common Shares to an accredited investor for proceeds of $150,000 which was paid to the Company by the cancellation and payment in full of the Company’s $75,000 Promissory Note dated October 17, 2016 (see sixth preceding paragraph above) and the remaining $75,000 of the purchase price was paid to the Company in cash.

On January 5, 2015, Omagine contributed an aggregate of 36,483 restricted Common Shares at the discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On February 23, 2015, Omagine paid a consultant 5,000 restricted Common Shares at the discounted valuation of $9,450.

On March 26, 2015, Omagine sold 6,281 restricted Common Shares to an accredited investor for proceeds of $10,000.

On March 26, 2015, Omagine sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $210,000.

On May 16, 2015, Omagine sold 100,000 restricted Common Shares to an officer and director for proceeds of $120,000.

On June 29, 2015, the Non-US investor (described below in connection with a June 24, 2014 transaction) exercised 158,228 Tempest Warrants at an exercise price of $1.58 for proceeds of $250,000.

On June 29, 2015, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 158,228 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,911 restricted Common Shares valued at $12,500.

On June 30, 2015, a former director exercised 2,000 stock options for proceeds of $1,020.

On September 1, 2015, two new Directors were each issued 25,000 restricted Common Shares at a value of $50,000 each for services to be rendered from September 1 to December 31, 2015.

On September 3, 2015, pursuant to the SEDA, Omagine sold 17,696 Common Shares to YA for proceeds of $25,000.

On September 14, 2015, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $14,700.

On October 8, 2015, 2,375 Tempest Warrants were transferred to an affiliate of the Non-U.S. Investor, a “Non-U.S. Affiliate”. On October 8, 2015, such Non-U.S. Affiliate exercised such 2,375 Tempest Warrants at an exercise price of $1.28 per Common Share for proceeds to Omagine of $3,040.

On October 26, 2015, Omagine sold an aggregate of 1,200,000 restricted Common Shares to three non-U.S. persons who are accredited investors (500,000 restricted Common Shares each to two investors and 200,000 restricted Common Shares to one investor) for aggregate proceeds to Omagine of $1,200,000.

On November 16, 2015, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the October 26, 2015 aforementioned sale of 1,200,000 restricted Common Shares. Such finder’s fee was satisfied by issuing such non-U.S. Finder 33,334 restricted Common Shares valued at the discounted valuation of $60,000.

On November 16, 2015, Omagine sold 20,886 restricted Common Shares to an accredited investor for proceeds to Omagine of $25,000.